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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _____________
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Christopher Flowers
Address:  c/o J.C. Flowers & Co. LLC
          717 Fifth Avenue
          26th Floor
          New York, NY 10022

Form 13F File Number:  28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Christopher Flowers
Phone:    (212) 404-6800

Signature, Place, and Date of Signing:

/s/ J. Christopher Flowers           New York, NY       August 13, 2008
-------------------------------      ----------------   --------------------
[Signature]                          [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                   3

Form 13F Information Table Value Total:                   $207,257 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.         Form 13F File Number                  Name
       --------   -------------------------      ----------------------------
         NONE

                           FORM 13F INFORMATION TABLE
                             J. CHRISTOPHER FLOWERS
                         FOR QUARTER ENDED JUNE 30, 2008


Name of Issuer                Title of  CUSIP     Value (x   Shrs or    SH/  Put/  Investment    Other
                               Class               $1000)    prn amt    PRN  Call  Discretion   Managers        Voting Authority
----------------------------  -------- ---------  --------  ----------  ---  ----  ----------  ----------  -----------------------
                                                                                                             Sole     Shared  None
                                                                                                           ---------  ------  ----
ENSTAR GROUP LIMITED <F1>       SHS    G3075P101  $106,886   1,221,555  SH            SOLE                 1,125,590

AFFIRMATIVE INS HLDGS INC <F2>  COM    008272106  $ 49,713   7,310,662  SH            SOLE                 7,310,662

ENCORE CAP GROUP INC <F3>       COM    292554102  $ 50,658   5,737,032  SH            SOLE                 5,737,032

_________________

<F1> Mr. Flowers holds this position personally. The bye-laws of Enstar Group
Limited ("Enstar") reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of such shares. As a result of this provision, Mr. Flowers had voting authority with respect to only 1,125,590 of the 1,221,555 Ordinary Shares of Enstar over which he had investment discretion as of June 30, 2008. This number is based on the number of Ordinary Shares outstanding as of May 15, 2008, as reported in the Registration Statement filed by Enstar with the Securities and Exchange Commission on June 26, 2008 pursuant to Rule 424(b)(1).

<F2> Mr. Flowers exercises investment discretion over this position through
JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

<F3> Mr. Flowers exercises investment discretion over this position through
JCF Associates II-A LLC, of which he is the managing member, on behalf of JCF FPK I LP.